VIEs (VIEs Consolidated within Sohu Group, Financial Information) (Details) - USD ($)	12 Months Ended
	Dec. 31, 2023		Dec. 31, 2022		Dec. 31, 2021
ASSETS:
Cash and cash equivalents	$ 362,504,000		$ 697,821,000
Restricted cash	3,184,000		3,641,000
Short-term investments	597,770,000		473,624,000
Accounts receivable, net	71,618,000		67,541,000
Prepaid and other current assets	81,971,000		83,093,000
Total current assets	1,117,047,000		1,325,720,000
Fixed assets, net	269,058,000	[1]	288,226,000	[2]
Other non-current assets	12,793,000		19,207,000
Total assets	1,882,098,000		1,977,776,000
LIABILITIES:
Accounts payable	44,609,000		56,449,000
Accrued liabilities	103,779,000		126,461,000
Receipts in advance and deferred revenue	50,829,000		48,080,000
Total current liabilities	342,392,000		416,888,000
Long-term tax liabilities	212,859,000		200,229,000
Deferred tax liabilities	261,515,000		247,814,000
Total liabilities	822,820,000		867,066,000
Cost of revenues:
Total cost of revenues	145,757,000		191,573,000		$ 204,671,000
Operating expenses:
Total operating expenses	542,225,000		543,172,000		533,433,000
Net income from continuing operations	(66,070,000)		(17,341,000)		69,271,000
Net loss from discontinued operations	35,426,000		0		864,902,000
Cash flows from operating activities:
Net cash provided by continuing operating activities	(25,567,000)		32,242,000		113,610,000
Net cash used in discontinued operating activities	0		0		(175,888,000)
Net cash provided by operating activities	(25,567,000)		32,242,000		(62,278,000)
Cash flows from investing activities:
Net cash provided by/(used in) continuing investing activities	(291,665,000)		(232,789,000)		(537,419,000)
Net cash provided by discontinued investing activities	0		0		1,054,148,000
Net cash provided by/(used in) investing activities	(291,665,000)		(232,789,000)		516,729,000
Cash flows from financing activities:
Net cash provided by/(used in) continuing financing activities	(6,560,000)		(82,136,000)		(424,968,000)
Net cash used in discontinued financing activities	0		0		(9,132,000)
Net cash provided by/(used in) financing activities	(6,560,000)		(82,136,000)		(434,100,000)
Variable Interest Entity Primary Beneficiary [Member]
ASSETS:
Cash and cash equivalents	6,665,000		21,732,000
Restricted cash	1,412,000		1,838,000
Short-term investments	18,743,000		4,604,000
Accounts receivable, net	32,953,000		38,622,000
Prepaid and other current assets	5,514,000		13,934,000
Intra-Group receivables due from subsidiaries	502,353,000		594,099,000
Total current assets	567,640,000		674,829,000
Fixed assets, net	203,000		352,000
Other non-current assets	48,538,000		53,450,000
Total assets	616,381,000		728,631,000
LIABILITIES:
Accounts payable	7,916,000		10,909,000
Accrued liabilities	28,525,000		37,946,000
Receipts in advance and deferred revenue	43,958,000		40,948,000
Other current liabilities	19,484,000		22,514,000
Intra-Group payables due to subsidiaries	283,083,000		402,546,000
Total current liabilities	382,966,000		514,863,000
Long-term tax liabilities	13,021,000		13,242,000
Deferred tax liabilities	0		549,000
Other non-current liabilities	1,445,000		1,436,000
Total liabilities	397,432,000		530,090,000
Revenues:
Total revenues	490,485,000		619,394,000		686,311,000
Cost of revenues:
Total cost of revenues	141,662,000		201,486,000		217,946,000
Operating expenses:
Total operating expenses	326,871,000		402,137,000		438,888,000
Net income from continuing operations	23,879,000		2,691,000		35,805,000
Net loss from discontinued operations	0		0		(47,924,000)
Cash flows from operating activities:
Net cash provided by continuing operating activities	27,169,000		3,276,000		35,619,000
Net cash used in discontinued operating activities	0		0		(1,789,000)
Net cash provided by operating activities	27,169,000		3,276,000		33,830,000
Cash flows from investing activities:
Net cash provided by/(used in) continuing investing activities	58,972,000		67,076,000		(164,558,000)
Net cash provided by discontinued investing activities	0		0		12,116,000
Net cash provided by/(used in) investing activities	58,972,000		67,076,000		(152,442,000)
Cash flows from financing activities:
Net cash provided by/(used in) continuing financing activities	(101,611,000)		(79,209,000)		111,888,000
Net cash used in discontinued financing activities	0		0		(9,131,000)
Net cash provided by/(used in) financing activities	(101,611,000)		(79,209,000)		102,757,000
Variable Interest Entity Primary Beneficiary [Member] | Third-party [Member]
Revenues:
Total revenues	477,202,000		591,480,000		664,823,000
Cost of revenues:
Total cost of revenues	55,227,000		96,603,000		81,725,000
Operating expenses:
Total operating expenses	44,059,000		72,911,000		72,126,000
Cash flows from operating activities:
Net cash provided by operating activities	409,762,000		448,936,000		541,172,000
Cash flows from investing activities:
Net cash provided by/(used in) investing activities	(14,922,000)		(5,421,000)		(23,887,000)
Variable Interest Entity Primary Beneficiary [Member] | Intra-Group [Member]
Revenues:
Total revenues	13,283,000		27,914,000		21,488,000
Cost of revenues:
Total cost of revenues	86,435,000		104,883,000		136,221,000
Operating expenses:
Total operating expenses	282,812,000		329,226,000		366,762,000
Cash flows from operating activities:
Net cash provided by operating activities	(382,593,000)		(445,660,000)		(505,553,000)
Cash flows from investing activities:
Net cash provided by/(used in) investing activities	73,894,000		72,497,000		(140,671,000)
Cash flows from financing activities:
Net cash provided by/(used in) financing activities	$ (101,611,000)		$ (79,209,000)		$ 111,888,000

[1]	Total additions to fixed assets of Sohu and Changyou were $1.1 million and $1.2 million, respectively, for the year ended December 31, 2023.
[2]	Total additions to fixed assets of Sohu and Changyou were $4.6 million and $1.0 million, respectively, for the year ended December 31, 2022.